DEI Document	Oct. 30, 2026
Entity Information [Line Items]
Entity Central Index Key	0001212545
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Tax Identification Number	88-0365922
Entity Registrant Name	WESTERN ALLIANCE BANCORPORATION
Entity Address, Address Line One	One E. Washington Street
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85004
City Area Code	602
Local Phone Number	389-3500
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 Par Value
Trading Symbol	WAL
Security Exchange Name	NYSE
Noncumulative Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/400th Interest in a Share of 4.250% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	WAL PrA
Security Exchange Name	NYSE